Allowance for credit losses - Financing Receivables Grouped by Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	$ 2,421	$ 2,417
Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	590	224
Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	551	633
Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	1,280	1,560
Investment in finance leases
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	1,820	1,219
Investment in finance leases | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	590	214
Investment in finance leases | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	520	562
Investment in finance leases | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	710	443
Notes receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	87	602
Notes receivable | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	0	0
Notes receivable | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	2	53
Notes receivable | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	85	549
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	514	596
Loans receivable | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	0	10
Loans receivable | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	29	18
Loans receivable | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	$ 485	$ 568